Loans and financing (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Loans and Financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity	12.31.2018	12.31.2017
Other currencies:
		5.05% to 6.38%	5.05% to 7.42%	2027 (i)	2,941.8	2,934.1
		0.63% to 5.37%	0.63% to 5.37%	2021	124.1	220.6
Working capital	US$	Libor 6M + 1.35% to 2.60%	Libor 6M + 1.35% to 2.60%	2027	219.8	119.1
		Libor 3M + 2.25%	Libor 3M + 2.25%	2026	—	220.20
	Euro	1.00% to 3.37%	1.00% to 3.37%	2026	19.6	14.0
Advances on foreign exchange contracts	US$	4.65%	4.65%	2018	—	3.1
		1.04% to 1.10%	1.04% to 1.10%	2035
Property, plant and equipment	US$	Libor 1M + 2.44% to 2.50%	Libor 1M + 2.44% to 2.50%	2037	55.8	58.1

					3,361.1	3,569.2

In local currency:		3.50% to 4.50%	3.50% to 4.50%	2023

Project development	R$	TJLP + 1.92% to 5.00%	TJLP + 1.92% to 5.00%	2022	248.0	396.0

Export Credit Note	R$	10.85% a 11.00%	10.85% a 11.00%	2019	38.5	233.1

					286.5	629.1

Total					3,647.6	4,198.3

Current portion					179.3	388.9
Non-current portion					3,468.4	3,809.6

(i)	Bonus Issue Guaranteed - Bonds

Summary of Maturities of Long term Financing Agreements

As of December 31, 2018, the movement and maturities of the long-term financing agreements are as follows:

	12.31.2018	12.31.2017	12.31.2016
Opening balance	3,584.4	3,704.4	4,229.9
Principal addition	124.0	940.0	620.5
Interest addition	218.0	192.7	195.7
Principal payment	(596.3)	(521.3)	(559.7)
Interest payment	(212.7)	(186.4)	(175.0)
Foreing exchange	530.2	68.9	(551.5)

Total	3,647.6	4,198.3	3,759.9

As of December 31, 2018, the maturity schedules of the long-term financing are:

Year
2020	237.0
2021	287.5
2022	519.5
2023	520.8
After 2023	1,903.6

3,468.4